Securities	6 Months Ended
Apr. 30, 2020
Text Block [Abstract]
Securities

NOTE 5:  SECURITIES

Unrealized Securities Gains (Losses)

The following table summarizes the unrealized gains and losses as at April 30, 2020 and October 31, 2019.

Unrealized Gains (Losses) for Securities at Fair Value Through Other Comprehensive Income

(millions of Canadian dollars)							As at
			April 30, 2020				October 31, 2019
	Cost/ amortized cost[1]	Gross unrealized gains	Gross unrealized (losses)	Fair value	Cost/ amortized cost[1]	Gross unrealized gains	Gross unrealized (losses)	Fair value

Securities at Fair Value Through Other Comprehensive Income
Government and government-related securities
Canadian government debt
Federal	$16,453	$115	$(8)	$16,560	$9,603	$62	$(2)	$9,663
Provinces	15,848	97	(107)	15,838	12,890	77	(40)	12,927
U.S. federal, state, municipal governments, and agencies debt	42,343	243	(71)	42,515	40,703	86	(52)	40,737
Other OECD government guaranteed debt	13,558	34	(8)	13,584	14,394	21	(8)	14,407

Mortgage-backed securities	4,625	37	(22)	4,640	5,407	31	(1)	5,437

	92,827	526	(216)	93,137	82,997	277	(103)	83,171
Other debt securities
Asset-backed securities	13,095	13	(327)	12,781	15,890	29	(31)	15,888
Non-agency collateralized mortgage obligation portfolio	198	–	–	198	247	–	–	247

Corporate and other debt	9,067	21	(183)	8,905	7,832	27	(25)	7,834

	22,360	34	(510)	21,884	23,969	56	(56)	23,969

Total debt securities	115,187	560	(726)	115,021	106,966	333	(159)	107,140
Equity securities
Common shares	2,686	28	(255)	2,459	1,594	31	(27)	1,598

Preferred shares	303	–	(113)	190	302	4	(64)	242

	2,989	28	(368)	2,649	1,896	35	(91)	1,840
Total securities at fair value through other comprehensive income	$118,176	$588	$(1,094)	$117,670	$108,862	$368	$(250)	$108,980

[1]	Includes the foreign exchange translation of amortized cost balances at the period-end spot rate.

Equity Securities Designated at Fair Value Through Other Comprehensive Income

The Bank designated certain equity securities shown in the following table as equity securities at FVOCI. The designation was made because the investments are held for purposes other than trading.

Equity Securities Designated at Fair Value Through Other Comprehensive Income

(millions of Canadian dollars)		As at	For the three months ended		For the six months ended
	April 30, 2020	October 31, 2019	April 30, 2020	April 30, 2019	April 30, 2020	April 30, 2019
	Fair value		Dividend income recognized		Dividend income recognized
Common shares	$2,459	$1,598	$24	$20	$51	$40

Preferred shares	190	242	4	3	7	7
Total	$2,649	$1,840	$28	$23	$58	$47

The Bank disposed of equity securities in line with the Bank’s investment strategy with a fair value of $23 million and $28 million during the three and six months ended April 30, 2020, respectively (three and six months ended April 30, 2019 – $133 million and $312 million, respectively). The Bank realized a cumulative loss of $6 million during the three and six months ended April 30, 2020 (cumulative gain during the three and six months ended April 30, 2019 – $44 million and $68 million, respectively) on disposal of these equity securities and recognized dividend income of nil during the three and six months ended April 30, 2020 (three and six months ended April 30, 2019 – $1 million and $3 million, respectively).

Securities Net Realized Gains (Losses)

(millions of Canadian dollars)	For the three months ended		For the six months ended
	April 30 2020	April 30 2019	April 30 2020	April 30 2019
Debt securities at amortized cost	$–	$–	$–	$44

Debt securities at fair value through other comprehensive income	(12)	35	(2)	(20)
Total	$(12)	$35	$(2)	$24

Credit Quality of Debt Securities

The Bank evaluates non-retail credit risk on an individual borrower basis, using both a borrower risk rating and facility risk rating, as detailed in the shaded area of the “Managing Risk” section of the 2019 MD&A. This system is used to assess all non-retail exposures, including debt securities.

The following table provides the gross carrying amounts of debt securities measured at amortized cost and debt securities at FVOCI by internal risk ratings for credit risk management purposes, presenting separately those debt securities that are subject to Stage 1, Stage 2, and Stage 3 allowances.

Debt Securities by Risk Ratings

(millions of Canadian dollars)	As at
	April 30, 2020					October 31, 2019
	Stage 1	Stage 2	Stage 3		Total	Stage 1	Stage 2	Stage 3		Total
Debt securities
Investment grade	$272,826	$–	$	n/a	$272,826	$235,475	$–	$	n/a	$235,475
Non-Investment grade	2,424	153		n/a	2,577	2,109	54		n/a	2,163
Watch and classified	n/a	5		n/a	5	n/a	–		n/a	–

Default	n/a	n/a		–	–	n/a	n/a		–	–

Total debt securities	275,250	158		–	275,408	237,584	54		–	237,638

Allowance for credit losses on debt securities at amortized cost	2	–		–	2	1	–		–	1
Debt securities, net of allowance	$275,248	$158		$–	$275,406	$237,583	$54		$–	$237,637

As at April 30, 2020, the allowance for credit losses on debt securities was $13 million (October 31, 2019 – $4 million), comprising $2 million (October 31, 2019 – $1 million) for debt securities at amortized cost (DSAC) and $11 million (October 31, 2019 – $3 million) for debt securities at FVOCI. For the three and six months ended April 30, 2020, the Bank reported a provision for credit losses of $1 million (three and six months ended April 30, 2019 – nil), on DSAC. For the three and six months ended April 30, 2020, the Bank reported a provision for credit losses of $8 million (three and six months ended April 30, 2019 – recovery of credit losses of $2 million), on debt securities at FVOCI.